PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 45,792	$ 41,989
Accumulated depreciation	(39,031)	(35,366)
Depreciated costs	6,761	6,623
Depreciation expense	1,508	1,649	$ 1,722
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	35,999	33,048
Accumulated depreciation	(30,349)	(27,689)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	8,917	8,169
Accumulated depreciation	(8,019)	(7,089)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	77	68
Accumulated depreciation	(59)	(49)
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	799	704
Accumulated depreciation	$ (604)	$ (539)